Shareholder Report, Line Graph (Details) - USD ($)											1 Months Ended			2 Months Ended		3 Months Ended		4 Months Ended	5 Months Ended	6 Months Ended		7 Months Ended	8 Months Ended		9 Months Ended	10 Months Ended	11 Months Ended		12 Months Ended			13 Months Ended			14 Months Ended		15 Months Ended		16 Months Ended	17 Months Ended	18 Months Ended		20 Months Ended	23 Months Ended	24 Months Ended	25 Months Ended		26 Months Ended	27 Months Ended	30 Months Ended	32 Months Ended	35 Months Ended	36 Months Ended	37 Months Ended		38 Months Ended	42 Months Ended	44 Months Ended	48 Months Ended	49 Months Ended	50 Months Ended	54 Months Ended	60 Months Ended	61 Months Ended	66 Months Ended	72 Months Ended	78 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
		May 07, 2024	Jul. 25, 2023	Nov. 21, 2022	Oct. 04, 2022	Feb. 23, 2022	Aug. 25, 2021	Sep. 18, 2020	Apr. 17, 2019	Oct. 31, 2015	May 31, 2024	Oct. 31, 2022	Oct. 31, 2020	Jun. 30, 2024	Oct. 31, 2021	Jul. 31, 2024	Oct. 31, 2023	Aug. 31, 2024	Sep. 30, 2024	Oct. 31, 2024	Oct. 31, 2019	Nov. 30, 2024	Dec. 31, 2024	Oct. 31, 2022	Jan. 31, 2025	Feb. 28, 2025	Mar. 31, 2025	Oct. 31, 2023	Oct. 31, 2025	Apr. 30, 2025	Oct. 31, 2016	May 31, 2025	Oct. 31, 2023	Oct. 31, 2021	Jun. 30, 2025	Oct. 31, 2022	Jul. 31, 2025	Oct. 31, 2024	Aug. 31, 2025	Sep. 30, 2025	Oct. 31, 2025	Oct. 31, 2020	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2017	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2021	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2018	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2022	Oct. 31, 2025	Oct. 31, 2019	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2023	Oct. 31, 2020	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2021	Oct. 31, 2025	Oct. 31, 2022	Oct. 31, 2023	Oct. 31, 2024	Oct. 31, 2025
C000205376
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																												Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Accumulated Value										$ 10,000																					$ 10,334														$ 12,085								$ 12,686						$ 13,751				$ 12,731			$ 16,635		$ 14,852	$ 15,811	$ 18,613	$ 20,609
C000205375
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																												Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Accumulated Value										10,000																					10,305														12,266								13,178						14,416				14,446			17,898		14,465	16,766	20,409	22,502
C000210451
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Russell 2000 Covered Call ETF
Accumulated Value									$ 10,000												$ 10,599																					$ 9,626								$ 13,363							$ 11,735					$ 10,892			$ 12,232		$ 13,274
C000221195
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Nasdaq 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Accumulated Value								$ 10,000					$ 10,040																					$ 13,395													$ 10,238								$ 12,431					$ 16,180				$ 19,519
C000221194
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Accumulated Value								10,000					9,840																					13,297													11,618								12,549					15,995				18,568
C000228848
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X NASDAQ 100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Accumulated Value							$ 10,000								$ 9,931																					$ 8,219												$ 8,500								$ 9,731					$ 10,467
C000228854
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Risk Managed Income ETF
Accumulated Value							10,000								10,160																					8,901												8,847								10,095					10,807
C000234113
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call ETF
Accumulated Value						$ 10,000																		$ 9,723																			$ 10,044								$ 11,436							$ 12,859
C000238169
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Russell 2000 Covered Call & Growth ETF
Accumulated Value					$ 10,000							$ 10,314																					$ 9,473													$ 11,663								$ 12,998
C000234112
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Information Technology Covered Call & Growth ETF
Accumulated Value				$ 10,000																								$ 12,327																$ 15,776								$ 19,693
C000243329
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X Dow 30<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Covered Call & Growth ETF
Accumulated Value			$ 10,000														$ 9,465																					$ 11,464											$ 13,078
C000249082
Account Value [Line Items]
Line Graph and Table Measure Name																													Global X MLP & Energy Infrastructure Covered Call ETF
Accumulated Value		$ 10,000									$ 10,062			$ 10,201		$ 10,354		$ 10,528	$ 10,625	$ 10,709		$ 11,084	$ 10,982		$ 10,680	$ 10,924	$ 11,051			$ 10,739		$ 11,027			$ 11,402		$ 11,649		$ 11,851	$ 12,083	$ 11,557
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3]																												S&P 500 Index (USD) (TR)
Accumulated Value										10,000																					10,451														12,921								13,870						15,857				17,397			24,862		21,230	23,383	32,272	39,196
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																												S&P 500 Index (USD) (TR)
Accumulated Value										10,000																					10,451														12,921								13,870						15,857				17,397			24,862		21,230	23,383	32,272	39,196
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																												S&P 500 Index (USD) (TR)
Accumulated Value									10,000												10,581																					11,608								16,590							14,166					15,603			21,534		26,154
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																												S&P 500 Index (USD) (TR)
Accumulated Value								10,000					9,865																					14,099													12,039								13,260					18,301				22,227
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7]																												S&P 500 Index (USD) (TR)
Accumulated Value								10,000					9,865																					14,099													12,039								13,260					18,301				22,227
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]																												S&P 500 Index (USD) (TR)
Accumulated Value							10,000								10,266																					8,766												9,655								13,325					16,184
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																												S&P 500 Index (USD) (TR)
Accumulated Value							10,000								10,266																					8,766												9,655								13,325					16,184
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																												S&P 500 Index (USD) (TR)
Accumulated Value						10,000																		9,264																			10,203								14,082							17,103
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]																												S&P 500 Index (USD) (TR)
Accumulated Value					10,000							10,223																					11,260													15,541								18,875
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																												S&P 500 Index (USD) (TR)
Accumulated Value				10,000																								10,780																14,878								18,070
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]																												S&P 500 Index (USD) (TR)
Accumulated Value			10,000														9,220																					12,725											15,454
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]																												S&P 500 Index (USD) (TR)
Accumulated Value		10,000									10,187			10,552		10,681		10,940	11,173	11,072		11,722	11,443		11,761	11,608	10,954			10,880		11,564			12,152		12,425		12,677	13,140	13,447
Cboe S&P 500 BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[15],[16]																												Cboe S&P 500 BuyWrite Index (USD) (TR)
Accumulated Value										10,000																					10,427														11,809								12,182						13,006				11,584			15,238		13,719	14,717	17,442	19,444
Cboe NASDAQ-100 BuyWrite V2 Index™
Account Value [Line Items]
Line Graph and Table Measure Name	[17],[18]																												Cboe NASDAQ-100 BuyWrite V2 Index™
Accumulated Value										10,000																					10,428														12,531								13,557						15,124				15,357			19,113		15,508	18,094	22,168	24,862
NASDAQ -100 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																												NASDAQ -100 Index (USD) (TR)
Accumulated Value										$ 10,000																					$ 10,462														$ 13,776								$ 15,522						$ 18,213				$ 25,137			$ 36,306		$ 26,334	$ 33,563	$ 46,716	$ 61,176
Cboe Russell 2000 BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5],[19]																												Cboe Russell 2000 BuyWrite Index (USD) (TR)
Accumulated Value									10,000												10,690																					9,807								13,692							12,100					11,263			12,756		13,965
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																												Russell 2000 Index (USD) (TR)
Accumulated Value									$ 10,000												$ 10,041																					$ 10,028								$ 15,122							$ 12,318					$ 11,263			$ 15,101		$ 17,277
Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[20]																												Cboe Nasdaq-100 Half BuyWrite V2 Index (USD) (TR)
Accumulated Value								10,000					10,036																					13,485													10,362								12,665					16,571				20,158
NASDAQ -100 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																												NASDAQ -100 Index (USD) (TR)
Accumulated Value								10,000					10,112																					14,604													10,593								13,501					18,792				24,608
Cboe S&P 500 Half BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[21]																												Cboe S&P 500 Half BuyWrite Index (USD) (TR)
Accumulated Value								$ 10,000					$ 9,805																					$ 13,458													$ 11,816								$ 12,855					$ 16,465				$ 19,198
NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8],[22]																												NASDAQ-100 Monthly Net Credit Collar 95-100 Index (USD) (TR)
Accumulated Value							10,000								9,889																					8,196												8,491								9,821					10,673
NASDAQ -100 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[8]																												NASDAQ -100 Index (USD) (TR)
Accumulated Value							10,000								10,323																					7,488												9,543								13,282					17,394
Cboe S&P 500 Risk Managed Income Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9],[23]																												Cboe S&P 500 Risk Managed Income Index (USD) (TR)
Accumulated Value							$ 10,000								$ 10,182																					$ 8,939												$ 8,954								$ 10,291					$ 11,088
DJIA Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																												DJIA Index (USD) (TR)
Accumulated Value						10,000																		10,018																			10,335								13,317							15,426
DJIA CBOE BuyWrite v2 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																												DJIA CBOE BuyWrite v2 Index (USD) (TR)
Accumulated Value						$ 10,000																		$ 9,802																			$ 10,220								$ 11,731							$ 13,286
Cboe Russell 2000 Half BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[24]																												Cboe Russell 2000 Half BuyWrite Index (USD) (TR)
Accumulated Value					10,000							10,298																					9,509													11,759								13,191
Russell 2000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]																												Russell 2000 Index (USD) (TR)
Accumulated Value					$ 10,000							$ 10,406																					$ 9,515													$ 12,757								$ 14,596
Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12],[25]																												Cboe S&P Technology Select Sector Half BuyWrite Index (USD) (TR)
Accumulated Value				10,000																								12,397																16,039								20,195
Information Technology Select Sector Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																												Information Technology Select Sector Index (USD) (TR)
Accumulated Value				$ 10,000																								$ 12,684																$ 17,337								$ 23,608
Cboe DJIA Half BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13],[26]																												Cboe DJIA Half BuyWrite Index (USD) (TR)
Accumulated Value			10,000														9,469																					11,484											13,158
DJIA Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]																												DJIA Index (USD) (TR)
Accumulated Value			$ 10,000														$ 9,377																					$ 12,082											$ 13,997
Cboe MLPX ATM BuyWrite Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14],[27]																												Cboe MLPX ATM BuyWrite Index (USD) (TR)
Accumulated Value		$ 10,000									$ 9,950			$ 10,102		$ 10,243		$ 10,339	$ 10,352	$ 10,337		$ 10,649	$ 10,601		$ 10,302	$ 10,530	$ 10,631			$ 10,227		$ 10,476			$ 10,661		$ 10,745		$ 10,902	$ 11,067	$ 10,588

[1]	The Fund operated as the Horizons S&P 500 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
[2]	The Fund operated as the Horizons NASDAQ 100 Covered Call ETF (the “Predecessor Fund”), a series of Horizons ETF Trust I, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Predecessor Fund on December 24, 2018.
[3]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[4]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[5]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[6]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[7]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[8]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[9]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	CBOE – Chicago Board Options Exchange
[16]	Performance reflects the performance of the S&P 500 Stock Covered Call Index through September 14, 2017, the Cboe S&P 500 2% OTM BuyWrite Index through August 20, 2020 and the Cboe S&P 500 BuyWrite Index thereafter.
[17]	CBOE – Chicago Board Options Exchange
[18]	Performance reflects the performance of the Cboe NASDAQ-100 BuyWrite Index through October 14, 2015 and Cboe NASDAQ-100 BuyWrite V2 Index thereafter.
[19]	CBOE – Chicago Board Options Exchange
[20]	CBOE – Chicago Board Options Exchange
[21]	CBOE – Chicago Board Options Exchange
[22]	(Net) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	CBOE – Chicago Board Options Exchange
[24]	CBOE – Chicago Board Options Exchange
[25]	CBOE – Chicago Board Options Exchange
[26]	CBOE – Chicago Board Options Exchange
[27]	CBOE – Chicago Board Options Exchange